[STRONG LOGO]


PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US AT 1-800-233-9340, 24 HOURS A DAY, 7 DAYS A WEEK.

      Strong Advisor Bond Fund                                    Strong Growth and Income Fund
      Strong Advisor Common Stock Fund                            Strong Heritage Money Fund
      Strong Advisor Endeavor Large Cap Fund                      Strong High-Yield Bond Fund
      Strong Advisor Focus Fund                                   Strong Index 500 Fund
      Strong Advisor International Core Fund                      Strong Intermediate Municipal Bond Fund
      Strong Advisor Large Company Core Fund                      Strong Large Cap Core Fund
      Strong Advisor Mid Cap Growth Fund                          Strong Large Cap Growth Fund
      Strong Advisor Municipal Bond Fund                          Strong Large Company Growth Fund
      Strong Advisor Short Duration Bond Fund                     Strong Mid Cap Disciplined Fund
      Strong Advisor Select Fund                                  Strong Minnesota Tax-Free Fund
      Strong Advisor Small Cap Value Fund                         Strong Moderate Portfolio
      Strong Advisor Strategic Income Fund                        Strong Money Market Fund
      Strong Advisor Technology Fund                              Strong Multi Cap Value Fund
      Strong Advisor Utilities and Energy Fund                    Strong Multi Cap Value Fund II
      Strong Advisor U.S. Small/Mid Cap Growth Fund               Strong Municipal Bond Fund
      Strong Advisor U.S. Value Fund                              Strong Municipal Money Market Fund
      Strong Aggressive Portfolio                                 Strong Opportunity Fund
      Strong Asia Pacific Fund                                    Strong Opportunity Fund II
      Strong Balanced Fund                                        Strong Overseas Fund
      Strong Blue Chip Fund                                       Strong Short-Term Bond Fund
      Strong Conservative Portfolio                               Strong Short-Term High Yield Bond Fund
      Strong Corporate Bond Fund                                  Strong Short-Term High Yield Municipal Fund
      Strong Corporate Income Fund                                Strong Short-Term Income Fund
      Strong Discovery Fund                                       Strong Short-Term Municipal Bond Fund
      Strong Discovery Fund II                                    Strong Small Company Value Fund
      Strong Dividend Income Fund                                 Strong Small/Mid Cap Value Fund
      Strong Dow 30 Value Fund                                    Strong Strategic Value Fund
      Strong Endeavor Fund                                        Strong Tax-Free Money Fund
      Strong Energy Fund                                          Strong Technology 100 Fund
      Strong Enterprise Fund                                      Strong Ultra Short-Term Income Fund
      Strong Florida Municipal Money Market Fund                  Strong Ultra Short-Term Municipal Income Fund
      Strong Government Securities Fund                           Strong U.S. Emerging Growth Fund
      Strong Growth Fund                                          Strong Value Fund
      Strong Growth 20 Fund                                       Strong Wisconsin Tax-Free Fund

THIS SUPPLEMENT TO THE STRONG FUNDS PROSPECTUSES, DATED SEPTEMBER 15, 2004, IS FOR ALL OFFERED SHARE CLASSES OF THE ABOVE-REFERENCED FUNDS AS PREVIOUSLY SUPPLEMENTED ON OR AFTER MARCH 1, 2004 AND BEFORE MAY 21, 2004.

ALL FUNDS LISTED ON THE PREVIOUS PAGE
REORGANIZATION AND MEETING OF SHAREHOLDERS. In August, the Strong Funds' Board of Directors/Trustees ("BOARD") approved the reorganization of the Strong Funds into the Wells Fargo Funds ("REORGANIZATION"), as shown in the table that follows, and interim investment advisory agreements between the Strong Funds and Wells Fargo Funds Management and certain sub-advisors ("INTERIM AGREEMENTS"). A special meeting of the shareholders of the Strong Funds is to be held on December 10, 2004, at which shareholders will vote on whether to approve the Reorganization and Interim Agreements. The Board approved the Reorganization and Interim Agreements because it believes they are in the best interest of shareholders. Additional information will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in October 2004.

------------------------------------------------------------ -----------------------------------------------------------------
                        STRONG FUND                                                  WELLS FARGO FUND
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Bond Fund                                     Wells Fargo Montgomery Total Return Bond Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Common Stock Fund                             Wells Fargo Common Stock Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Endeavor Large Cap Fund                       Wells Fargo Endeavor Large Cap Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Focus Fund                                    Wells Fargo Large Company Growth Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor International Core Fund                       Wells Fargo International Core Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Large Company Core Fund                       Wells Fargo Large Company Core Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Mid Cap Growth Fund                           Wells Fargo Montgomery Mid Cap Growth Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Municipal Bond Fund                           Wells Fargo Municipal Bond Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Short Duration Bond Fund                      Wells Fargo Ultra-Short Duration Bond Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Select Fund                                   Wells Fargo Endeavor Select Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Small Cap Value Fund                          Wells Fargo Small Cap Value Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Strategic Income Fund                         Wells Fargo Strategic Income Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Technology Fund                               Wells Fargo Specialized Technology Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Utilities and Energy Fund                     Wells Fargo Equity Income Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor U.S. Small/Mid Cap Growth Fund                Wells Fargo Montgomery Small Cap Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor U.S. Value Fund                               Wells Fargo U.S. Value Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Aggressive Portfolio                                  Wells Fargo Life Stage - Aggressive Portfolio (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Asia Pacific Fund                                     Wells Fargo Asia Pacific Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Balanced Fund                                         Wells Fargo Balanced Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Blue Chip Fund                                        Wells Fargo Large Company Growth Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Conservative Portfolio                                Wells Fargo Life Stage -Conservative Portfolio (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Corporate Bond Fund                                   Wells Fargo Corporate Bond Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Corporate Income Fund                                 Wells Fargo Montgomery Total Return Bond Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Discovery Fund                                        Wells Fargo Discovery Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Discovery Fund II                                     Wells Fargo (Variable) Discovery Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Dividend Income Fund                                  Wells Fargo Dividend Income Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Dow 30 Value Fund                                     Wells Fargo Dividend Income Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Endeavor Fund                                         Wells Fargo Capital Growth Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Energy Fund                                           Wells Fargo Dividend Income Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Enterprise Fund                                       Wells Fargo Enterprise Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Florida Municipal Money Market Fund                   Wells Fargo National Tax-Free Money Market Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Government Securities Fund                            Wells Fargo Government Securities Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Growth Fund                                           Wells Fargo Growth Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Growth 20 Fund                                        Wells Fargo Growth Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Growth and Income Fund                                Wells Fargo Growth and Income Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Heritage Money Fund                                   Wells Fargo Heritage Money Market Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong High-Yield Bond Fund                                  Wells Fargo High Income Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Index 500 Fund                                        Wells Fargo Index Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Intermediate Municipal Bond Fund                      Wells Fargo Intermediate Tax-Free Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Large Cap Core Fund                                   Wells Fargo Growth and Income Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Large Cap Growth Fund                                 Wells Fargo Large Cap Growth Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Large Company Growth Fund                             Wells Fargo Capital Growth Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Mid Cap Disciplined Fund                              Wells Fargo Mid Cap Disciplined Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Minnesota Tax-Free Fund                               Wells Fargo Minnesota Tax-Free Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Moderate Portfolio                                    Wells Fargo Life Stage - Moderate Portfolio (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Money Market Fund                                     Wells Fargo Money Market Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Multi Cap Value Fund                                  Wells Fargo Small Cap Value Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Multi Cap Value Fund II                               Wells Fargo (Variable) Multi Cap Value Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Municipal Bond Fund                                   Wells Fargo Municipal Bond Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Municipal Money Market Fund                           Wells Fargo Municipal Money Market Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Opportunity Fund                                      Wells Fargo Opportunity Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Opportunity Fund II                                   Wells Fargo (Variable) Opportunity Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Overseas Fund                                         Wells Fargo Overseas Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Short-Term Bond Fund                                  Wells Fargo Short-Term Bond Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Short-Term High Yield Bond Fund                       Wells Fargo Short-Term High Yield Bond Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Short-Term High Yield Municipal Fund                  Wells Fargo Short-Term Municipal Bond Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Short-Term Income Fund                                Wells Fargo Short-Term Bond Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Short-Term Municipal Bond Fund                        Wells Fargo Short-Term Municipal Bond Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Small Company Value Fund                              Wells Fargo Small Cap Disciplined Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Small/Mid Cap Value Fund                              Wells Fargo Small/Mid Cap Value Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Strategic Value Fund                                  Wells Fargo U.S. Value Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Tax-Free Money Fund                                   Wells Fargo National Tax-Free Money Market Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Technology 100 Fund                                   Wells Fargo Specialized Technology Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Ultra Short-Term Income Fund                          Wells Fargo Ultra Short-Term Income Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Ultra Short-Term Municipal Income Fund                Wells Fargo Ultra Short-Term Municipal Income Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong U.S. Emerging Growth Fund                             Wells Fargo Montgomery Small Cap Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Value Fund                                            Wells Fargo Large Company Core Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Wisconsin Tax-Free Fund                               Wells Fargo Wisconsin Tax-Free Fund (NEW)
------------------------------------------------------------ -----------------------------------------------------------------

STRONG ADVISOR SHORT DURATION BOND FUND
Effective immediately, the second paragraph found on page 2 of the Advisor Income Funds - Classes A, B, and C shares prospectus and the last paragraph found on page 2 of the Advisor Income Funds - Class Z shares prospectus is deleted and replaced with the following:

     The ADVISOR SHORT DURATION BOND FUND invests, under normal conditions, at least 80% of its net assets in bonds, and up to 35% of its net assets may be invested in lower-quality, high-yield bonds (commonly referred to as junk bonds). Under normal conditions, the Fund maintains a duration of one year or less. The Fund may invest a significant amount in mortgage- and asset-backed securities. In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

ALL FUNDS LISTED ON THE FRONT PAGE The following paragraph is added to all prospectuses.

     INVESTMENTS BY CHECK OR WIRE
     Please  remember to submit  separate checks or wires for investments in the
     Strong  Funds  and   investments  in  other  products   offered  by  Strong
     Investments, Inc. (e.g., qualified tuition plans).

ALL FUNDS LISTED ON THE FRONT PAGE, EXCEPT FOR THE STRONG ADVISOR SHORT DURATION BOND FUND, STRONG FLORIDA MUNICIPAL MONEY MARKET FUND, STRONG HERITAGE MONEY FUND, STRONG MONEY MARKET FUND, STRONG MUNICIPAL MONEY MARKET FUND, STRONG TAX-FREE MONEY FUND, STRONG ULTRA SHORT-TERM INCOME FUND, AND STRONG ULTRA
SHORT-TERM MUNICIPAL INCOME FUND The "Short-Term Trading" paragraph under "Additional Information" in the prospectus is deleted and replaced with the following:

The Fund attempts to deter short-term trading. The Fund may consider several factors when evaluating shareholder trading activities, including, but not limited to: (1) the amount of a transaction; (2) the frequency of transactions;
(3) the time frame between which purchases and redemptions are executed, including exchanges and sharedrafts (for bond funds offering checkwriting); and
(4) the Fund's asset size. Shareholders who purchase shares and then redeem within thirty-five calendar days, using the last-in, first-out method to determine the holding period, have executed a short-term trade and may be subject, without prior notice, to action by or on behalf of the Fund, including, but not limited to: (1) a request to cease such activities; (2) rejection of any or all future purchase requests in one, several, or all Strong Funds; or (3) a change to, discontinuance of, or temporary suspension of any or all account services. Please see the "Reserved Rights" section for the Fund's additional reserved rights.

Although the Fund attempts to deter short-term trading, it may not always be successful because, among other things, Fund shares may be purchased and redeemed indirectly by underlying shareholders aggregated in omnibus accounts maintained by brokers, retirement plans, fee-based investment programs, and other intermediaries. The Fund may receive limited information about transactions by underlying shareholders in such accounts and the administrators of the accounts may impose different or no restrictions on this type of trading by underlying shareholders. Therefore, the Fund cannot always know about or reasonably be expected to detect short-term trading. If the Fund is unable to deter this type of trading, it may adversely affect the performance of the Fund, including by requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund's manager might otherwise choose to maintain, or to liquidate portfolio holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses.

STRONG BALANCED FUND
Effective September 9, 2004, Mr. W. Frank Koster will manage the bond portion of the STRONG BALANCED FUND. Mr. Koster's biography can be found below.

     W. FRANK KOSTER manages the bond portion of the Balanced Fund. He joined Strong in March 1999, and has co-managed the Balanced Fund since September 2004. Since 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December
     2000, he was a Senior Vice President of Strong's Institutional Business Group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.

STRONG MULTI CAP VALUE FUND II
The last paragraph on page 4 of the Multi Cap Value Fund II - Investor Class prospectus under "Who are the Fund's investment advisor and portfolio manager?" is deleted and replaced with the following:

     I. CHARLES RINALDI manages the Fund. Mr. Rinaldi joined Strong as a Portfolio Manager in November 1997 and has managed the Fund since March 2001. Mr. Rinaldi received his bachelor's degree in biology from St. Michael's College in 1965 and his master's of business administration degree in finance from Babson College in 1970.




RT46202 09-04